PROSPECTUS SUPPLEMENT

PRUCO LIFE INSURANCE COMPANY
Pruco Life Variable Universal Account

Supplement dated September 15, 2025,
to
Prospectuses dated June 23, 2025,
for
VUL Protector® Contracts

This supplement updates and amends certain information contained in the current prospectus and summary prospectus, as applicable, for your variable universal life insurance Contract, as well as any subsequent supplements thereto. You should read this supplement carefully and retain it for future reference.
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On October 13, 2025, the table found in the subsection Funds Available Under the Lapse Protection Rider of APPENDIX A is hereby deleted and replaced with the following.

Franklin Income VIP Fund	PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio
MFS® Total Return Series	PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio
PSF PGIM 50/50 Balanced Portfolio	T. Rowe Price Moderate Allocation Portfolio
PSF PGIM Ballast Portfolio	TOPS® Balanced ETF Portfolio
PSF PGIM Flexible Managed Portfolio	TOPS® Moderate Growth ETF Portfolio

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To obtain a copy of the current prospectus, please visit www.Prudential.com/eProspectus or call 800-778-2255.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
PRODUCTSUP249
VULP25